Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2040 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	20.09%
Past 5 years	11.06%
Since Inception	7.76%	[1]
Fidelity Advisor Freedom Blend 2040 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.84%
Past 5 years	9.85%
Since Inception	6.58%	[2]
Fidelity Advisor Freedom Blend 2040 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.13%
Past 5 years	9.58%
Since Inception	6.38%	[3]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.75%
Past 5 years	9.36%
Since Inception	6.19%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.26%
Past 5 years	8.00%
Since Inception	4.78%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.84%
Past 5 years	7.17%
Since Inception	4.57%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.90%
Past 5 years	10.94%
Since Inception	7.65%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	7.57%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .